Operating, General And Administrative Expenses And Restructuring Costs (Tables)	6 Months Ended
Feb. 29, 2020
Operating, General And Administrative Expenses And Restructuring Costs [Abstract]
Schedule Of Operating, General And Administrative Expenses, And Restructuring Costs
	Three months ended		Six months ended
	February 29, 2020	February 28, 2019	February 29, 2020	February 28, 2019
Employee salaries and benefits(1)	160	173	317	335
Purchase of goods and services	603	594	1,241	1,243
	763	767	1,558	1,578
(1)	For the three and six months ended February 29, 2020, employee salaries and benefits include $nil (2019 - $nil) and $nil (2019 - $1) in restructuring costs.